Note 1 - Nature of Operations and Going Concern (Details Textual) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Net Income (Loss) Attributable to Parent	$ (707)	$ (101,024)
Net Cash Provided by (Used in) Operating Activities, Continuing Operations		9,792
Working Capital Deficit		110,380
Retained Earnings (Accumulated Deficit)	$ (707)	$ (101,731)